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The information below supplements MML Bay State Life Insurance Company's
LifeTrust prospectus dated May 1, 1999. Please place this supplement with your prospectus and retain it for future reference.
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                                   LIFETRUST
                         Supplement dated July 9, 1999
                      To the prospectus dated May 1, 1999

The LifeTrust prospectus is changed as follows:

1. The name of the Oppenheimer Growth Division shown in the Examples on pages 7 and 8 is changed to Oppenheimer Capital Appreciation Division. The footnote identified by two asterisks (**) on page 8 is changed to read as follows:

     ** Prior to June 30, 1999, this Division was called the Oppenheimer Growth Division.


2. The name of the Oppenheimer Growth Division in shown Appendix A on pages A-1 and A-2 is changed to Oppenheimer Capital Appreciation Division. The footnote identified by five asterisks (*****) on pages A-1 and A-2 is changed to read as follows:

     ***** Prior to June 30, 1999, this Division was called the Oppenheimer Growth Division.


3. The name of the Oppenheimer Growth & Income Division shown in the Examples on pages 7 and 8 is changed to Oppenheimer Main Street Growth & Income Division. The footnote identified by three asterisks (***) on page 8 is changed to read as follows:

     *** Prior to June 30, 1999, this Division was called the Oppenheimer Growth & Income Division.


4. The name of the Oppenheimer Growth & Income Division shown in Appendix A on pages A-1 and A-2 is changed to Oppenheimer Main Street Growth & Income. The footnote identified by two asterisks (**) on pages A-1 and A-2 is changed to read as follows:

     ** Public offering commenced on July 3, 1995. Prior to June 30, 1999, this Division was called the Oppenheimer Growth & Income Division.